UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2015

Item #1. Reports to Stockholders.

Toreador International Fund
Toreador Core Fund
INDEX	Toreador Explorer Fund

Semi-Annual Report to Shareholders

TOREADOR INTERNATIONAL FUND

For the Six Months Ended
October 31, 2015
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2015 and are subject to change at any time.

1

2

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
October 31, 2015 - (unaudited)

		Fair
	Shares	Value

COMMON STOCK – 99.48%

AUSTRALIA – 4.31%
Genworth Mortgage Insurance	313,876	$605,175
Newcrest Mining LTD*	92,042	809,102
Sims Metal Management LTD	103,244	725,469
TABCORP Holding LTD	259,474	874,571

		3,014,317

AUSTRIA – 1.19%
OMV AG	30,773	822,305

BELGIUM – 1.40%
Delhaize Group Spon ADR	42,227	980,511

BERMUDA – 2.22%
Jardine Matheson Holdings LTD	14,549	794,230
Skyworth Digital Holdings	1,025,700	762,278

		1,556,508

CANADA – 4.91%
Alimentation Couche-Tard	19,265	829,117
Genworth MI Canada Inc.	34,185	845,602
Home Capital Group Inc.	24,695	601,787
Kinross Gold Corp.*	380,000	763,800
Valeant Pharmaceuticals International, Inc.*	4,254	398,898

		3,439,204

CAYMAN ISLANDS – 0.84%
China Resources Cement	1,464,139	591,285

DENMARK – 1.22%
Topdanmark A/S*	31,921	853,672

FINLAND – 1.12%
Stora Enso OYJ-R SHS	84,228	785,424

FRANCE – 6.69%
AXA SA	35,000	940,088
Iliad SA	3,545	749,018
LVMH Moet Hennessy Louis	5,419	1,014,829

3

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015 - (unaudited)

		Fair
	Shares	Value

FRANCE (continued)
Pernod Ricard SA	7,615	$901,389
Peugeot SA*	60,740	1,074,782

		4,680,106

GERMANY – 6.52%
Continental AG	4,026	972,233
Fresennius SE & Co KGAA	16,482	1,214,812
Muenchener Rueckver AG-R	4,785	958,973
Porsche Automobile Holding-P	9,414	442,824
Software AG	33,536	978,900

		4,567,742

GREAT BRITAIN – 16.66%
Berkeley Group Holdings	21,697	1,112,327
BP PLC Spons ADR	23,393	835,130
BT Group PLC	12,650	906,626
Capita Group PLC	52,364	1,031,572
Carillion PLC	200,410	945,991
Compass Group OLC	53,725	928,887
Imperial Tobacco GR Spon ADR	9,704	1,045,800
International Game Technology	36,315	589,029
Itv PLC	268,677	1,047,795
Lloyds Banking Group PLC	158,068	723,951
Meggitt PLC	112,468	614,466
Sabmiller PLC Spons ADR	18,425	1,132,216
Subsea 7 SA*	95,521	747,775

		11,661,565

HONG KONG – 5.22%
CT Environmental Group	2,600,000	935,940
Guangdong Investment LTD	630,423	889,856
SINO Biopharmaceutical	884,099	1,108,760
WH Group Ltd*	1,300,000	717,889

		3,652,445

IRELAND – 0.98%
Jazz Pharmaceuticals PLC*	5,021	689,283

4

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015 - (unaudited)

		Fair
	Shares	Value

ITALY – 2.73%
ACEA SPA	67,149	$969,087
Finmeccanica SPA*	71,794	943,372

		1,912,459

JAPAN – 19.41%
Aozora Bankk LTD	262,000	961,528
Astellas Pharma Inc.	61,600	900,704
Chiba Bank LTD	128,000	941,629
Fujitsu LTD	150,856	718,850
KDDI Corp.	42,900	1,047,000
Mitsubishi UFJ Financial Group Inc.	145,700	954,274
NEC Corp.	270,757	841,139
NH Foods LTD	42,000	880,640
NOK Corp.	32,800	780,396
Orix Corp.	66,100	975,538
Resona Holdings Inc.	156,900	836,557
Shinsei Bank, Ltd.	432,000	912,600
Sumitomo Mitsui Trust Holdings	197,800	766,391
Sumitomo Mitsui-Spons ADR	117,135	934,737
West Japan Railway Co.	16,100	1,137,710

		13,589,693

NETHERLANDS – 4.91%
Euronext NV*	20,884	921,943
Lyondellbasell Indu-CLASS A	9,531	885,525
Qiagen N.V.*	36,082	872,102
Sensata Technologies Holding*	15,771	758,427

		3,437,997

NEW ZEALAND – 1.21%
Air New Zealand LTD	431,211	849,265

NORWAY – 1.04%
TGS Nopec Geophysical Co.	36,724	726,860

5

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015 - (unaudited)

		Fair
	Shares	Value

SPAIN – 2.57%
ACS Actividades Cons Y S	28,391	$970,105
Mediaset Espana Communicacion, SA	67,972	829,730

		1,799,835

SWEDEN – 3.01%
Axfood AB	74,104	1,344,300
Teliasonera AB	148,221	763,029

		2,107,329

SWITZERLAND – 6.91%
Adecco SA-REG	11,735	876,938
Novartis AG-ADR	8,626	780,049
Swiss Re Ltd-Spon ADR	38,224	889,090
Temenos Group AG-REG	26,503	1,244,557
Vontobel Holdings AG-REG	21,089	1,043,851

		4,834,485

UNITED STATES – 4.41%
Ishares MSCI EAFE ETF	25,750	1,573,583
Vanguard FTSE All-World EX-U	33,250	1,512,210

		3,085,793

TOTAL COMMON STOCKS
(Cost: $71,985,768)		69,638,083

TOTAL INVESTMENTS – 99.48%		69,638,083
Other assets, net of liabilities – 0.52%		368,132

NET ASSETS – 100%		$70,006,215

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

6

TOREADOR INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $71,985,768)	$69,638,083
Foreign currency at fair value (cost of $43,150)	42,781
Cash and cash equivalents	288,994
Receivable for securities sold	52,741
Receivable for capital stock sold	22,203
Dividends receivable	186,733
Prepaid expenses	33,148

70,264,683

LIABILITIES
Payable for capital stock redeemed	63,113
Accrued investment management fees	151,016
Accrued 12b-1 fees	4,241
Accrued administrative and transfer agent fees	87
Accrued professional fees	6,806
Accrued custodian and accounting fees	27,344
Other accrued expenses	5,861

258,468

NET ASSETS	$70,006,215

Net Assets Consist of:
Paid-in-capital applicable to 4,124,382 no par value shares of beneficial interest outstanding, unlimited shares authorized	99,518,631
Accumulated net investment income (loss)	791,270
Accumulated net realized gain (loss) on investments and foreign currency transactions	(27,948,575)

Net unrealized appreciation (depreciation) of investments and foreign currency	(2,355,111)

Net Assets	$70,006,215

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Institutional Class
($50,495,110 / 2,915,063 shares outstanding)	$17.32

Investor Class
($19,135,809 / 1,182,847 shares outstanding)	$16.18

Class C
($375,296 / 26,472 shares outstanding)	$14.18

REDEMPTION PRICE PER SHARE INCLUDING
CDSC FEE OF 2.00% ($14.18 x .98)	$13.90

See Notes to Financial Statements

7

TOREADOR INTERNATIONAL FUND
STATEMENT OF OPERATIONS

For the six months ended
October 31, 2015
(unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $74,047)	$1,048,083
Interest	151

Total investment income	1,048,234

EXPENSES
Investment management fees (Note 2)	414,133
Rule 12b-1 and servicing fees (Note 2)
Investor Class	25,711
Class C	2,056
Recordkeeping and administrative services (Note 2)	19,560
Accounting fees	21,657
Custody fees	24,303
Transfer agent fees (Note 2)	13,071
Professional fees	16,088
Filing and registration fees	8,546
Trustees fees	2,262
Compliance fees	3,519
Shareholder services and reports	26,671
Other	11,562

Total expenses	589,139

Net investment income (loss)	459,095

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	(408,608)
Net realized gain (loss) on foreign currency transactions	(9,881)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(5,023,337)
Net increase (decrease) in unrealized appreciation (depreciation) of foreign currencies	370

Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	(5,441,456)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(4,982,361)

See Notes to Financial Statements

8

TOREADOR INTERNATIONAL FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six months ended October 31, 2015 (unaudited)	Period September 1, 2014 through April 30, 2015(A)	Year ended August 31, 2014

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$459,095	$348,317	$543,636
Net realized gain (loss) on investments and foreign currency transactions	(418,489)	(2,955,433)	1,961,812
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	(5,022,967)	2,510,564	(366,655)

Increase (decrease) in net assets from operations	(4,982,361)	(96,552)	2,138,793

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	–	(356,751)	–
Investor Class	–	(116,218)	–
Class C	–	–	–

Decrease in net assets from distributions	–	(472,969)	–

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	6,781,337	14,158,633	50,081,655
Investor Class	1,964,298	6,682,262	9,784,835
Class C	5,910	18,183	49,028
Distributions reinvested
Institutional Class	–	98,204	–
Investor Class	–	113,087	–
Class C	–	–	–
Shares redeemed
Institutional Class	(2,065,328)*	(12,753,990)*	(3,278,494)
Investor Class	(2,656,922)*	(3,065,695)*	(3,099,655)
Class C	(45,782)	(60,188)	(68,594)

Increase (decrease) in net assets from capital stock transactions	3,983,513	5,190,496	53,468,775

NET ASSETS
Increase (decrease) during period	(998,848)	4,620,975	55,607,568
Beginning of period	71,005,063	66,384,088	10,776,520

End of period (including income (loss) undistributed net investment of $791,270, $342,056 and $472,935, respectively)	$70,006,215	$71,005,063	$66,384,088

* Reflects redemption fees of $- and $34 in the Institutional Class and $98 and $10 in the Investor Class.
(A) On January 27, 2015, the Board of Trustees approved the fiscal year end be April 30.

See Notes to Financial Statements

9

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares

			Period
	Six months ended		September 1, 2014
	October 31, 2015		through		Years ended August 31,

	(unaudited)		April 30, 2015(2)		2014	2013(B)		2012		2011		2010

Net asset value, beginning of period	$18.54		$ 18.73		$16.15	$14.79		$22.30		$20.44		$16.25

Investment activities
Net investment income (loss)(1)	0.18		0.10		0.29	(0.07)		(0.08)		(0.15)		(0.20)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.40)		(0.15)		2.29	1.43		(7.43)		2.01		4.54

Total from investment activities	(1.22)		(0.05)		2.58	1.36		(7.51)		1.86		4.34

Distributions
Net investment income	–		(0.14)		–	–		–		–		–
Net realized gain	–		–		–	–		–		–		(0.15)

Total distributions	–		(0.14)		–	–		–		–		(0.15)

Net asset value, end of period	$17.32		$ 18.54		$18.73	$16.15		$14.79		$22.30		$20.44

Total Return	(6.58%	)**	(0.19%	)**	15.98%	9.20%		(33.68%	)	9.10%		26.69%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.56%	*	1.64%	*	2.05%	3.49%		3.88%	(A)	2.77%		2.96%
Expenses, net of management fee waivers and waivers, expense reimbursements and recovery of waived fees	1.56%	*	1.75%	*	1.75%	2.02%		2.93%	(A)	2.50%		2.50%
Net investment income (loss)	1.35%	*	0.89%	*	1.55%	(0.45%	)	(0.43%	)	(0.60%	)	(0.95% )
Portfolio turnover rate	17.58%	**	39.73%	**	162.80%	224.42%		37.69%		54.05%		93.41%
Net assets, end of period (000’s)	$50,495		$ 49,291		$48,391	$1,151		$620		$12,138		$17,274

*	Annualized
**	Not annualized
(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.
(1)	Per share amounts calculated using the average number of shares outstanding.
(2)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

10

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares(2)

			Period
	Six months ended		September 1, 2014
	October 31, 2015		through		Years ended August 31,

	(unaudited)		April 30, 2015(3)		2014	2013(B)		2012		2011		2010

Net asset value, beginning of period	$17.34		$17.52		$15.14	$13.90		$20.92		$19.22		$15.29

Investment activities
Net investment income (loss)(1)	0.11		0.07		0.22	(0.10)		(0.12)		(0.20)		(0.23)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.27)		(0.14)		2.16	1.34		(6.90)		1.90		4.31

Total from investment activities	(1.16)		(0.07)		2.38	1.24		(7.02)		1.70		4.08

Distributions
Net investment income	–		(0.11)		–	–		–		–		–
Net realized gain	–		–		–	–		–		–		(0.15)

Total distributions	–		(0.11)		–	–		–		–		(0.15)

Net asset value, end of period	$16.18		$17.34		$17.52	$15.14		$13.90		$20.92		$19.22

Total Return	(6.69%	)**	(0.34%	)**	15.72%	8.92%		(33.56%	)	8.84%		26.66%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.81%	*	1.89%	*	2.30%	3.74%		4.13%	(A)	3.02%		3.21%
Expenses, net of management fee waivers and reimbursements and recovery of previously waived fees	1.81%	*	2.00%	*	2.00%	2.27%		3.18%	(A)	2.75%		2.75%
Net investment income (loss)	1.10%	*	0.64%	*	1.30%	(0.70%	)	(0.68%	)	(0.85%	)	(1.20% )
Portfolio turnover rate	17.58%	**	39.73%	**	162.80%	224.42%		37.69%		54.05%		93.41%
Net assets, end of period (000’s)	$19,136		$21,271		$17,499	$9,179		$10,885		$23,624		$29,868

*	Annualized
**	Not annualized
(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.
(1)	Per share amounts calculated using the average number of shares outstanding.
(2)	Effective January 2, 2013, Class A shares were re-designated Investor Shares.
(3)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

11

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares

			Period
	Six months ended		September 1, 2014
	October 31, 2015		through		Years ended August 31,

	(unaudited)		April 30, 2015(2)		2014	2013(B)		2012		2011		2010

Net asset value, beginning of period	$15.27		$15.40		$13.39	$12.39		$18.78		$17.38		$13.93

Investment activities
Net investment income (loss)(1)	0.04		(0.01)		0.08	(0.19)		(0.22)		(0.33)		(0.34)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.13)		(0.12)		1.93	1.19		(6.17)		1.73		3.94

Total from investment activities	(1.09)		(0.13)		2.01	1.00		(6.39)		1.40		3.60

Distributions
Net investment income	–		–		–	–		–		–		–
Net realized gain	–		–		–	–		–		–		(0.15)
Total distributions	–		–		–	–		–		–		(0.15)

Net asset value, end of period	$14.18		$15.27		$15.40	$13.39		$12.39		$18.78		$17.38

Total Return	(7.14%	)**	(0.84%	)**	15.01%	8.07%		(34.03%	)	8.06%		25.82%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.56%	*	2.64%	*	3.05%	4.49%		4.89%	(A)	3.77%		3.96%
Expenses, net of management fee waivers, expense reimbursements and recovery of waived fees	2.56%	*	2.75%	*	2.75%	3.02%		3.94%	(A)	3.50%		3.50%
Net investment income (loss)	0.35%	*	(0.11%	)*	0.55%	(1.45%	)	(1.43%	)	(1.60%	)	(1.95% )
Portfolio turnover rate	17.58%	**	39.73%	**	162.80%	224.42%		37.69%		54.05%		93.41%
Net assets, end of period (000’s)	$375		$446		$494	$447		$659		$1,345		$1,624

*	Annualized
**	Not annualized
(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.
(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.
(1)	Per share amounts calculated using the average number of shares outstanding.
(2)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.

See Notes to Financial Statements

12

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2015 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador International Fund (the “Fund”), formerly the Third Millennium Russia Fund, is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of The World Funds, Inc. (“TWF”). Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Institutional Class shares. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares. On August 15, 2014, the Fund was reorganized from TWF into the Trust. On January 27, 2015, the Trust’s Board approved that the fiscal year end for the Fund be set as April 30.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek to achieve capital appreciation.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are

13

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

14

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2015:

Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$69,638,083	$ –	$ –	$69,638,083

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

There were no transfers into or out of any levels during the six months ended October 31, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended October 31, 2015.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

15

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2013-2015) or expected to be taken in the Fund’s 2016 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended October 31, 2015, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Fund currently offers three classes of shares. Investor Class and Institutional Class shares include a redemption fee of 1% on the proceeds of shares redeemed within 90 days of purchase. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to

16

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of 1.15% of average daily net assets of the Fund. TRT has contractually agreed to waive its management fee and / or and reimburse expenses so that total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expense, dividend expense on short sales, any 12b-1 fees, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) do not exceed 1.75% of the Fund’s average daily net assets through August 31, 2016. Each waiver or reimbursement of an expense by TRT is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense. limitation in place at the time of the waiver or reimbursement. This expense limitation agreement may be terminated by TRT or the Board of Trustees of the Trust at any time after August 31, 2016. For the six months ended October 31, 2015, TRT earned fees of $414,133.

FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. There were no underwriting commissions or fees received by FDCC in connection with the distribution of the Fund’s shares for the six months ended October 31, 2015. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended October 31, 2015, FDCC received $53 of CDSC fees. The Fund’s Investor Class and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. For the Investor Class shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Investor Class’s average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended October 31, 2015, $25,711 was incurred in Investor Class distribution fees and $2,056 was incurred in Class C distribution and shareholder servicing fees.

17

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee, based on the Fund’s average daily net assets. CSS earned $19,560 for its services for the six months ended October 31, 2015. Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned $13,071 for its services for the six months ended October 31, 2015. See Note 6.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended October 31, 2015, were $18,772,158 and $12,251,782, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

18

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

The tax character of the distributions paid during the six months ended October 31, 2015, the period September 1, 2014 to April 30, 2015 and the year ended August 31, 2014 was as follows:

	Six months ended October 31, 2015 (unaudited)	Period September 1, 2014 to April 30, 2015	Year ended August 31, 2014

Distributions paid from
Ordinary income	$–	$472,969	$–

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$791,270
Other accumulated gain (loss)	(27,948,575)
Unrealized appreciation (depreciation) of investments and foreign currency transactions	(2,355,111)

$(29,512,416)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of April 30, 2015, the Fund has a capital loss carryforward of $24,376,854 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $20,909,458 of this carryforward will expire in 2018 and is considered short-term and $3,467,396 may be carried forward indefinitely and is considered long-term.

As of October 31, 2015, cost for Federal Income tax purpose is $71,985,768 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,938,364
Gross unrealized depreciation	(10,286,049)

Net unrealized depreciation	$(2,347,685)

19

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Investor Class Shares Six months ended October 31, 2015 (unaudited)		Class C Shares Six months ended October 31, 2015 (unaudited)		Institutional Class Shares Six months ended October 31, 2015 (unaudited)

	Shares	Value	Shares	Value	Shares	Value

Shares sold	117,045	$1,964,298	396	$5,910	375,412	$6,781,337
Shares redeemed	(161,103)	(2,656,922)	(3,118)	(45,782)	(118,728)	(2,065,328)

Net increase (decrease)	(44,058)	$(692,624)	(2,722)	$(39,872)	256,684	$4,716,009

	Investor Class Shares Period September 1, 2014 to April 30, 2015		Class C Shares Period September 1, 2014 to April 30, 2015		Institutional Class Shares Period September 1, 2014 to April 30, 2015

	Shares	Value	Shares	Value	Shares	Value

Shares sold	408,949	$6,682,262	1,270	$18,183	805,582	$14,158,633
Shares reinvested	7,033	113,087	–	–	5,713	98,204
Shares redeemed	(188,134)	(3,065,695)	(4,193)	(60,188)	(736,582)	(12,753,990)

Net increase (decrease)	227,848	$3,729,654	(2,923)	$(42,005)	74,713	$1,502,847

	Investor Class Shares Year ended August 31, 2014		Class C Shares Year ended August 31, 2014		Institutional Class Shares Year ended August 31, 2014

	Shares	Value	Shares	Value	Shares	Value

Shares sold	573,270	$9,784,835	3,287	$49,028	2,684,919	$50,081,655
Shares reinvested	–	–	–	–	–	–
Shares redeemed	(180,557)	(3,099,655)	(4,553)	(68,594)	(172,515)	(3,278,494)

Net increase (decrease)	392,713	$6,685,180	(1,266)	$(19,566)	2,512,404	$46,803,161

20

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

NOTE 6 – SUBSEQUENT EVENTS

Effective December 1, 2015, the services provided by certain service providers for the Fund were transferred to an affiliated service provider such that the primary operational services are provided by one entity. Prior to December 31, 2015, a group of affiliated companies, Commonwealth Fund Services, Inc. and Commonwealth Shareholder Services, Inc. provided transfer agency services and administrative services, respectively. Due to an internal restructuring within the overall organization, all services are now consolidated and provided by a single company – Commonwealth Fund Services, Inc.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

21

TOREADOR INTERNATIONAL FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22

TOREADOR INTERNATIONAL FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 90 days of purchase of Investor Class and Institutional Class shares and deferred sales charges on certain redemptions made within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2015 and held for the six months ended October 31, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

23

TOREADOR INTERNATIONAL FUND – continued
FUND EXPENSES (unaudited)

Institutional Class	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period* May 1, 2015 through October 31, 2015
Actual	$1,000.00	$ 934.20	$7.58
Hypothetical (5% return before expenses)	$1,000.00	$1,017.20	$7.91

Investor Class	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period* May 1, 2015 through October 31, 2015
Actual	$1,000.00	$ 933.10	$8.79
Hypothetical (5% return before expenses)	$1,000.00	$1,015.95	$9.17

Class C	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period* May 1, 2015 through October 31, 2015
Actual	$1,000.00	$ 928.60	$12.41
Hypothetical (5% return before expenses)	$1,000.00	$1,012.20	$12.94

* Expenses are equal to the Fund’s annualized expense ratio of 1.56 for Institutional Class, 1.81% for Investor Class and 2.56% for Class C and multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

24

Investment Advisor:

Toreador Research & Trading, LLC
422 Fleming Street, Suite 7
Key West, Florida 33040

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, Massachusetts 02110

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

Semi-Annual Report to Shareholders

TOREADOR CORE FUND

For the Six Months Ended
October 31, 2015
(unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2015 and are subject to change at any time.

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS
October 31, 2015
(unaudited)

	Shares	Fair Value

COMMON STOCKS – 96.67%

CONSUMER DISCRETIONARY – 15.25%
AMC Networks Inc - Class A*	15,244	$1,126,379
Aramark	42,000	1,274,700
Big Lots, Inc.	26,036	1,200,260
CarMax, Inc.*	16,736	987,591
Choice Hotels International, Inc.	22,252	1,164,002
Delphi Automotive PLC	22,263	1,852,059
Expedia, Inc.	12,785	1,742,596
Johnson Controls, Inc.	35,150	1,588,077
Kohl’s Corp.	17,956	828,131
Liberty Interactive Corp.*	49,000	1,341,130
Lowe’s Companies, Inc.	17,109	1,263,157
Macy’s Inc.	17,320	882,974
Marriott International, Inc. - Class A	15,309	1,175,425
O’Reilly Automotive, Inc.*	6,157	1,700,933
Penn National Gaming, Inc.*	78,534	1,402,617
Ross Stores, Inc.	24,866	1,257,722
Staples, Inc.	73,193	950,777
Target Corp.	32,930	2,541,537

		24,280,067

CONSUMER STAPLES – 2.62%
Mead Johnson Nutrition Co.	8,723	715,286
Pilgrim’s Pride Corp.	61,785	1,173,29
Walgreens Boots Alliance, Inc.	27,000	2,286,360

		4,174,943

ENERGY – 3.08%
PBF Energy, Inc.	45,530	1,548,020
Tesoro Corp.	16,581	1,773,006
Valero Energy Corp.	23,988	1,581,289

		4,902,315

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015
(unaudited)

	Shares	Fair Value

FINANCIALS – 21.89%
Affiliated Managers Group, Inc.*	5,481	$988,005
Aflac, Inc.	15,986	1,019,107
The Allstate Corp.	16,923	1,047,195
American International Group, Inc.	22,214	1,400,815
Aspen Insurance Holdings Ltd.	26,468	1,286,609
Bank of America Corp.	416,872	6,995,112
Capital One Financial Corp.	13,793	1,088,268
Citigroup, Inc.	63,150	3,357,686
Discover Financial Services	17,019	956,808
Endurance Specialty Holdings Ltd.	19,363	1,222,386
Everest Re Group Ltd.	6,914	1,230,485
Hanover Insurance Group Inc.	16,819	1,417,001
Jones Lang LaSalle Inc.	6,908	1,151,633
JPMorgan Chase & Co.	26,398	1,696,071
Lincoln National Corp.	20,360	1,089,464
MetLife, Inc.	65,675	3,308,707
Prudential Financial, Inc.	12,316	1,016,070
Santander Consumer USA Holdings Inc.*	48,900	880,689
The Travelers Cos., Inc.	11,739	1,325,216
Unum Group	31,171	1,080,075
XL Group PLC	34,126	1,299,518

		34,856,920

HEALTH CARE – 16.91%
AbbVie, Inc.	18,111	1,078,510
Aetna, Inc.	13,017	1,494,091
AmerisourceBergen Corp.	12,761	1,231,564
Amgen, Inc.	7,541	1,192,835
Anthem, Inc.	9,749	1,356,573
Biogen Idec, Inc.*	3,969	1,153,034
C. R. Bard, Inc.	7,686	1,432,286
CIGNA Corp.	10,750	1,440,930
Endo International PLC*	13,110	786,469
Gilead Sciences, Inc.	14,075	1,521,930
HCA Holdings, Inc.*	15,327	1,054,344
Health Net Inc.*	19,234	1,235,977

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015
(unaudited)

	Shares	Fair Value

HEALTH CARE (continued)
Hologic, Inc.*	37,253	$1,447,652
IMS Health Holdings, Inc.*	44,000	1,197,680
Jazz Pharmaceuticals PLC*	10,200	1,400,256
Johnson & Johnson	13,500	1,363,905
McKesson Corp.	6,900	1,233,720
Stryker Corp.	13,700	1,309,994
The Cooper Companies, Inc.	7,024	1,070,177
United Therapeutics Corp.*	9,571	1,403,396
VCA, Inc.*	27,624	1,512,967

		26,918,290

INDUSTRIAL – 9.68%
Allison Transmission Holdings, Inc.	48,300	1,386,210
AMERCO	4,253	1,728,037
American Airlines Group, Inc.	40,000	1,848,800
Avis Budget Group, Inc.*	18,329	915,350
B/E Aerospace, Inc.	89,143	4,185,264
Delta Air Lines, Inc.	54,618	2,776,779
HD Supply Holdings, Inc.*	37,722	1,123,738
Trinity Industries, Inc.	26,932	729,049
United Rentals, Inc.*	9,480	709,673

		15,402,900

INFORMATION TECHNOLOGY – 24.48%
ARRIS Group, Inc.*	42,599	1,203,848
Avago Technologies Ltd.	10,900	1,342,117
CDW Corp.	32,799	1,465,787
CommScope Holdings Co., Inc.*	44,509	1,443,427
Fiserv, Inc.*	15,800	1,524,858
Global Payments Inc.	10,200	1,391,382
Hewlett-Packard Co.	31,351	845,223
Intel Corp.	227,305	7,696,547
Jabil Circuit, Inc.	58,055	1,334,104
Micron Technology, Inc.*	485,000	8,031,600
Microsoft Corp.	95,000	5,000,800
Rovi Corp.*	54,916	502,481

TOREADOR CORE FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015
(unaudited)

	Shares	Fair Value

INFORMATION TECHNOLOGY (continued)
Skyworks Solution, Inc.	17,000	$1,313,080
Tech Data Corp.*	16,900	1,230,151
Total System Services, Inc.	29,000	1,521,050
Visa, Inc. - Class A	16,676	1,293,724
The Western Union Co.	54,670	1,052,398
Xerox Corp.	83,082	780,140

		38,972,717

MATERIALS – 2.05%
Huntsman Corp.	109,500	1,442,115
LyondellBasell Industries NV - Class A	19,618	1,822,708

		3,264,823

UTILITIES – 0.71%
UGI Corp.	30,643	1,123,679

TOTAL COMMON STOCKS
(Cost: $137,103,447)		153,896,654

EXCHANGE TRADED FUND – 1.57%
SPDR S&P 500 ETF Trust	12,000	2,495,160

TOTAL EXCHANGE TRADED FUND
(Cost: $2,345,277)		2,495,160

CALL OPTIONS PURCHASED – 0.26%
Intel/January 2016/Strike $30.00	100,000	415,000

TOTAL CALL OPTIONS PURCHASED
(Cost: $547,548)		415,000

TOTAL INVESTMENTS – 98.50%
(Cost: $139,996,272)		156,806,814
Other assets, net of liabilities – 1.50%		2,394,464

NET ASSETS – 100%		$159,201,278

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).

See Notes to Financial Statements

TOREADOR CORE FUND STATEMENT OF ASSETS AND LIABILITIES October 31, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $139,996,272)	$156,806,814
Receivable for securities sold	2,556,510
Receivable for capital stock sold	889,979
Dividends receivable	28,874
Prepaid expenses	66,905

160,349,082

LIABILITIES
Liabilities in excess of bank balance	896,198
Payable for capital stock redeemed	132,681
Accrued investment management fees	85,630
Accrued 12b-1 fees	2,147
Accrued accounting fees	1,257
Accrued professional fees	9,552
Accrued custodian fees	4,690
Other accrued expenses	15,649

1,147,804

NET ASSETS	$159,201,278

Net Assets Consist of:
Paid-in-capital applicable to 11,095,786 no par value shares of beneficial interest outstanding, unlimited shares authorized	$139,451,257
Accumulated net investment income (loss)	533,406
Accumulated net realized gain (loss) on investments and option contracts	2,406,073
Net unrealized appreciation (depreciation) of investments	16,943,090
Net unrealized appreciation (depreciation) of option contracts	(132,548)

Net Assets	$159,201,278

NET ASSET VALUE PER SHARE
Institutional Class
($89,783,522 / 6,250,674 shares outstanding)	$14.36

Retail Class
($69,417,756 / 4,845,112 shares outstanding)	$14.33

See Notes to Financial Statements

TOREADOR CORE FUND STATEMENT OF OPERATIONS

For the six months ended October 31, 2015 (unaudited)

INVESTMENT INCOME
Dividend	$1,071,215
Interest	592

Total investment income	1,071,807

EXPENSES
Investment management fees (Note 2)	706,815
Administrative services fees - Retail Class (Note 2)	95,468
Recordkeeping and administrative services (Note 2)	42,479
Accounting fees	27,897
Custody fees	9,353
Transfer agent fees (Note 2)	28,264
Professional fees	18,853
Filing and registration fees	17,910
Trustees fees	2,098
Compliance fees	3,519
Shareholder services and reports	25,917
Other	21,654

Total expenses	1,000,227
Management fees waivers (Note 2)	(158,725)

Net Expenses	841,502

Net investment income (loss)	230,305

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS PURCHASED AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	3,479,882
Net realized gain (loss) on options purchased	(913,538)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(7,219,546)
Net increase (decrease) in unrealized appreciation (depreciation) of options purchased	436,056

Net realized and unrealized gain (loss) on investments and options purchased	(4,217,146)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(3,986,841)

See Notes to Financial Statements

TOREADOR CORE FUND STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended October 31, 2015 (unaudited)		Year ended April 30, 2015

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$233,305		$420,688
Net realized gain (loss) on investments and options purchased	2,566,344		6,028,043
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased	(6,783,490)		9,053,073

Increase (decrease) in net assets from operations	(3,983,841)		15,501,804

DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	–		(169,749)
Retail Class	–		(21,715)
Net realized gains
Institutional Class	–		(5,168,649)
Retail Class	–		(4,867,461)

Decrease in net assets from distributions	–		(10,227,574)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	26,901,703		43,547,668
Retail Class	12,265,363		36,995,073
Distributions reinvested
Institutional Class	–		3,822,056
Retail Class	–		4,545,142
Shares redeemed
Institutional Class	(11,562,100	)*	(21,128,852)*
Retail Class	(15,208,053	)*	(22,013,473)*

Increase (decrease) in net assets from capital stock transactions	12,396,913		45,767,614

NET ASSETS
Increase (decrease) during period	8,413,072		51,041,844
Beginning of period	150,788,206		99,746,362

End of period (including undistributed net investment income (loss) of $533,406 and $300,101, respectively)	$159,201,278		$150,788,206

* Reflects redemption fees of $68 and $10,793 in the Institutional Class and $4 and $14,466 in the Retail Class.

See Notes to Financial Statements

TOREADOR CORE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares

			Years ended April 30,

	Six months
	ended
	October 31, 2015
	(unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.68		$13.88	$12.21	$10.83	$11.04	$9.37

Investment activities
Net investment income (loss)(1)	0.03		0.06	0.05	0.08	0.04	0.04
Net realized and unrealized gain (loss) on investments and options contracts purchased	(0.35)		1.86	2.84	1.77	(0.21)	1.67

Total from investment activities	(0.32)		1.92	2.89	1.85	(0.17)	1.71

Distributions
Net investment income	–		(0.04)	(0.04)	(0.09)	(0.05)	(0.04)
Net realized gain	–		(1.08)	(1.18)	(0.38)	–	–

Total distributions	–		(1.12)	(1.22)	(0.47)	(0.05)	(0.04)

Paid-in capital from redemption fees(A)	–		–	–	–	–	–

Payment by an affiliate for investment violation and trading error (Note 3)	–		–	–	–	0.01	–

Net asset value, end of period	$14.36		$14.68	$13.88	$12.21	$10.83	$11.04

Total Return	(2.18%	)**	13.86%	23.97%	17.69%	(1.42% )	18.26%
Ratios/Supplemental Data
Ratio to average net assets Expenses, gross	1.15%	*	1.25%	1.33%	1.49%	1.43%	1.57%
Expenses, net of management fee waivers and reimbursements	0.95%	*	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	0.41%	*	0.45%	0.39%	0.70%	0.47%	0.40%
Portfolio turnover rate	25.50%	**	64.00%	95.00%	77.00%	105.00%	86.00%
Net assets, end of period (000’s)	$89,784		$76,495	$48,047	$24,901	$19,673	$17,274

* Annualized
** Not annualized
(A)Less than $0.01 per share.
(1)Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR CORE FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Retail Class Shares

	Six months
	ended
	October 31, 2015
	(unaudited)		2015	2014	2013	2012	2011

Net asset value, beginning of period	$14.66		$13.87	$12.20	$10.82	$11.03	$9.36

Investment activities
Net investment income (loss)(1)	0.01		0.02	0.01	0.06	0.03	0.03
Net realized and unrealized gain (loss) on investments and options contracts purchased	(0.34)		1.85	2.85	1.76	(0.23)	1.66

Total from investment activities	(0.33)		1.87	2.86	1.82	(0.20)	1.69

Distributions
Net investment income	–		–	(0.01)	(0.06)	(0.02)	(0.02)
Net realized gain	–		(1.08)	(1.18)	(0.38)	–	–

Total distributions	–		(1.08)	(1.19)	(0.44)	(0.02)	(0.02)

Paid-in capital from redemption fees(A)	–		–	–	–	–	–

Payment by an affiliate for investment violation and trading error (Note 3)	–		–	–	–	0.01	–

Net asset value, end of period	$14.33		$14.66	$13.87	$12.20	$10.82	$11.03

Total Return	(2.25%	)**	13.57%	23.72%	17.37%	(1.67% )	18.08%
Ratios/Supplemental Data
Ratio to average net assets Expenses, gross	1.40%	*	1.50%	1.58%	1.73%	1.65%	1.86%
Expenses, net of management fee waivers and reimbursements	1.20%	*	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.16%	*	0.20%	0.15%	0.44%	0.27%	0.29%
Portfolio turnover rate	25.50%	**	64.00%	95.00%	77.00%	105.00%	86.00%
Net assets, end of period (000’s)	$69,418		$74,294	$51,700	$29,109	$31,207	$35,866

* Annualized
** Not annualized
(A)Less than $0.01 per share.
(1)Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS October 31, 2015 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador Core Fund (the “Fund”) is a series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Fund was reorganized from UST into the Trust.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is to seek long-term capital appreciation.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Trustees of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS – continued October 31, 2015 (unaudited)

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS – continued October 31, 2015 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2015:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$153,896,654	$–	$–	$153,896,654
Exchange Traded Fund	2,495,160	–	–	2,495,160
Call Options	415,000	–	–	415,000

	$156,806,814	$–	$–	$156,806,814

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the six months ended October 31, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the six months ended October 31, 2015.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS – continued October 31, 2015 (unaudited)

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions for each of the open tax years (2013–2015) or expected to be taken in the Fund’s 2016 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2015, there were no such reclassifications.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

Derivatives

The Fund has adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments on related hedged items affect an entity’s financial position, financial performance and cash flows.

The Fund may use derivatives to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the Fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Derivatives can be volatile and may involve significant risks, including credit risk, currency risk, leverage risk, liquidity risk and index risk.

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS – continued October 31, 2015 (unaudited)

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at October 31, 2015 is as follows:

Derivative	Fair Value Asset Derivatives	Location of Derivatives on Statement of Assets & Liabilities

Purchased Options – Call	$415,000	Investments at fair value

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended October31, 2015 is as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**

Purchased Options – Call	$(943,537)	$477,930

* Statement of Operations location: Net realized gain (loss) on options purchased
** Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on options purchased.

Options

The Fund may use options in order to hedge its portfolio, to manage risk or to obtain market exposure. The Fund may buy or sell put and call options, such as options on securities and equity indices, and enter into closing transactions with respect to options to terminate an existing position. As an example, the Fund may buy index options to serve as a hedge against overall fluctuations in the securities market represented by the relevant market index. The Fund may sell put or call options to enable the Fund to enhance income by reason of the premiums paid by the buyer of such options. The Fund will sell call options only to the extent that it owns the underlying security or, with respect to options on stock indices, holds a portfolio of securities substantially replicating the movement of the index. To the extent the Fund enters into an options transaction for hedging purposes, imperfect correlation between the options and securities markets may detract from the effectiveness of the attempted hedging.

The activity in options written during the six months ended October 31, 2015 is as follows:

	Contracts	Premiums Received

Options outstanding, beginning of period	3,500	$1,298,500
Options opened	–	–
Options Closed	(2,500)	(417,892)
Realized gain (loss)	–	(943,538)
Change in unrealized gain (loss)	–	477,930

Options outstanding, end of period	1,000	$415,000

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS – continued October 31, 2015 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of 0.90% of average daily net assets of the Fund. For the six months ended October 31, 2015, TRT earned $706,815 and waived $158,725 in investment management fees.

TRT has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; fees paid pursuant to the Administrative Services Plan (Retail only); borrowing costs, such as (a)interest and (b)dividend expenses on securities sold short; taxes; any indirect expenses, such as acquired fund fees and expenses; any 12b-1 fees, and extraordinary litigation expenses) do not exceed 0.95% of the Fund’s average daily net assets through August 31, 2016. Each waiver or reimbursement of an expense by TRT is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense cap may not be terminated prior to this date except by the Board of Trustees. The total amount of recoverable reimbursements as of October 31, 2015 was $1,081,149 and expires as follows:

2016	$251,538
2017	279,176
2018	391,710
2019	158,725

$1,081,149

Prior to May 9, 2015, Huntington Asset Services, Inc. (“HASI”), served as the Fund’s Transfer and Dividend Disbursing Agent, Administrator, and Pricing Agent and Unified Financial Securities, Inc. (“UFS”) served as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Certain trustees and officers of HASI and UFS were employees or officers of Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., the parent of UFS.

The Fund has adopted an Administrative Services Plan with respect to Retail Shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Retail Shares to the Adviser to compensate financial intermediaries that provide administrative services to the Retail Shares shareholders pursuant to a written agreement with the Fund or the Fund’s distributor. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k)plan, bank, trust company or broker-dealer that has entered into an agreement with the Fund, its distributor and/or the Adviser to provide ongoing administrative and shareholder account services to their customers who hold the Fund’s Retail Shares. For purposes of the

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS – continued October 31, 2015 (unaudited)

Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Retail Shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Retail Shares; (iv) processing dividend payments; and (v) providing periodic account statements. Over time, administrative services fees increase the cost of your investment in the Fund’s Retail Shares because these fees are paid out of the assets of the Retail Shares on an on-going basis. For the six months ended October 31, 2015, there were $92,468 in Retail Class Administrative Services expenses incurred.

As of May 9, 2015, First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period May 9, 2015 to October 31, 2015, FDCC received no underwriting fees. As of May 9, 2015, Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. For the period May 9, 2015 to October 31, 2015, CSS earned $38,596 in administrative fees. As of May 9, 2015, Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $22,311 for the period May 9, 2015 to October 31, 2015. As of May 9, 2015, Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $27,589 for the period May 9, 2015 to October 31, 2015. See Note 6.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2015, aggregated $52,467,635 and $38,465,272 respectively.

During the fiscal year ended April 30, 2012, the Advisor submitted a trade ticket on which shares of 41 different security issues were purchased in excess of the intended amount. To correct the error, sales of the excess shares were subsequently executed, although at a net lower price than the original purchase price, resulting in a loss to the Fund of $64,083. The Advisor reimbursed the Fund for the total amount of the loss.

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS – continued October 31, 2015 (unaudited)

During the fiscal year ended April 30, 2011, the Advisor mistakenly purchased shares of Huntington Bancshares, Inc., (“HBAN”), of which Huntington National Bank, Inc. is a subsidiary. Due to the affiliation of Huntington National Bank, Inc. as the parent company of Unified Financial Securities, Inc. (the Fund’s Distributor at the time), the Fund was not permitted to invest in HBAN. Upon notification of this error, the Advisor closed the Fund’s position in HBAN, resulting in a loss of $460, which the Advisor reimbursed to the Fund.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the six months ended October 31, 2015 and the year ended April 30, 2015, respectively, was as follows:

	Six months ended October 31, 2015 (unaudited)	Year ended April 30, 2015

Distributions paid from
Ordinary income	$–	$3,468,147
Accumulated net realized gain on investments	–	$6,759,427

Total distributions	$–	$10,227,574

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$533,406
Accumulated net realized gain (loss) of investments	2,406,073
Net unrealized appreciation (depreciation) of investments	16,810,542

$19,750,021

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS – continued October 31, 2015 (unaudited)

As of October 31, 2015, the cost for Federal income tax purpose was $139,996,272.

Net unrealized appreciation consists of:

Gross unrealized appreciation	$25,785,520
Gross unrealized depreciation	(8,974,978)

Net unrealized appreciation	$16,810,542

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class Six months ended October 31, 2015 (unaudited)		Retail Class Six months ended October 31, 2015 (unaudited)

	Shares	Value	Shares	Value

Shares sold	1,844,455	$26,901,703	852,199	$12,265,363
Shares redeemed	(804,971)	(11,562,100)	(1,074,651)	(15,208,053)

Net increase (decrease)	1,039,484	$15,339,603	(222,452)	$(12,942,690)

	Institutional Class Year ended April 30, 2015		Retail Class Year ended April 30, 2015

	Shares	Value	Shares	Value

Shares sold	2,922,568	$43,547,668	2,528,748	$36,995,073
Shares reinvested	263,046	$3,822,056	313,026	$4,545,142
Shares redeemed	(1,437,207)	(21,128,852)	(1,502,253)	(22,013,473)

Net increase (decrease)	1,748,407	$26,240,872	1,339,521	$19,526,742

NOTE 6 – SPECIAL MEETING OF THE SHAREHOLDERS

On May 6, 2015, a special meeting of the shareholders of the Fund was held for the purpose of considering the approval of a non-taxable reorganization of the Fund into a newly created series of another investment company, the World Funds Trust.

TOREADOR CORE FUND NOTES TO THE FINANCIAL STATEMENTS – continued October 31, 2015 (unaudited)

The reorganization was approved by the shareholders of the Fund and the closing of the reorganization took place on May 8, 2015 based on the following results:

Total Outstanding Shares:	10,339,024

Total Shares Voted:	5,516,681

Voted For:	5,456,843
Voted Against:	1,264
Abstained:	58,574

NOTE 7 – SUBSEQUENT EVENTS

Effective December 1, 2015, the services provided by certain service providers for the Fund were transferred to an affiliated service provider such that the primary operational services are provided by one entity. Prior to December 1, 2015, a group of affiliated companies, Commonwealth Fund Services, Inc., Commonwealth Shareholder Services, Inc. and Commonwealth Fund Accounting, Inc. provided transfer agency services, administrative services and fund accounting services, respectively. Due to an internal restructuring within the overall organization, all services are now consolidated and provided by a single company – Commonwealth Fund Services, Inc.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

TOREADOR CORE FUND SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 16, 2014, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Toreador Research & Trading, LLC (“Toreador” or “Advisor”) in regard to the Toreador Core Fund (the “Fund”).

Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the Agreement. A copy of this memorandum was circulated to the Trustees in advance of the meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Advisor from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Advisor’s practices regarding possible conflicts of interest.

The Board then reviewed and discussed the approval of the Agreement between the Trust and the Advisor, as well as the amendments to the various proposed service agreements between the Trust and the service providers. Counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees.

TOREADOR CORE FUND – continued SUPPLEMENTAL INFORMATION (unaudited)

The Board discussed the arrangements between the Advisor and the Trust with respect to the Fund. The Board reflected on its discussions regarding the Agreement, the expense limitation agreement and the manner in which the Fund was to be managed (as well as the manner in which the Fund was being managed as a series of Unified Series Trust (the “Predecessor Toreador Core Fund”). Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter from Counsel to the Advisor and the Advisor’s responses to that letter, a copy of the Advisor’s financial information, a fee comparison analysis for the Fund and comparable mutual funds, and the Agreement and Expense Limitation Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Agreement and Expense Limitation Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Agreement.

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Toreador.

In this regard, the Board considered the responsibilities Toreador would have under the Agreement. The Board reviewed the services to be provided by Toreador to the Fund including, without limitation: Toreador’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of Fund shares. The Board also considered the services provided by Toreador to the Predecessor Toreador Core Fund, including the marketing efforts made by Toreador for the Predecessor Toreador Core Fund. The Board considered: Toreador’s staffing, personnel, and methods of operating; the education and experience of Toreador’s personnel; and Toreador’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Toreador (e.g., Toreador’s compliance program), the Board concluded that the quality, extent, and nature of the services to be provided by Toreador was satisfactory and adequate for the Fund.

Investment Performance of the Fund and Toreador.

The Board noted that while the Fund has not yet commenced operations in the Trust and no investment performance was available, the performance of the Predecessor Toreador Core Fund was relevant. They compared the performance of the Predecessor Toreador Core Fund for various periods during that Fund’s existence with the performance of the Morningstar Large Blend Category average, as well as versus its benchmark – the S&P 500 Total Return Index. It was noted that the Predecessor Toreador Core Fund slightly underperformed its peer group category average and median for the most recent quarter ended March 31, 2014, but outperformed its peer

TOREADOR CORE FUND – continued SUPPLEMENTAL INFORMATION (unaudited)

group category for the 1, 3 and 5 year period periods. It was also noted that the Predecessor Toreador Core Fund had outperformed its benchmark each year since the Fund’s inception other than in 2008. Based on these considerations, the Board concluded that the performance of the Fund (i.e., the Predecessor Toreador Core Fund) was satisfactory.

The costs of the services to be provided and profits to be realized by Toreador from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by Toreador and its affiliates from the relationship with the Fund, the Trustees considered Toreador’s staffing, personnel, and methods of operating; the financial condition of Toreador and the level of commitment to the Fund by Toreador and its principals; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial statements of Toreador and discussed the financial stability and productivity of the firm. The Trustees noted that Toreador was not profitable with regard to the Predecessor Toreador Core Fund. It was noted also that Toreador receives operational support from its affiliate – The Applied Finance Group. The Trustees considered the fees and expenses of the Fund and those of the Predecessor Toreador Core Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. It was noted that Toreador does not provide a strategy similar to the Fund to any other separately managed accounts. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Toreador by the Fund were fair and reasonable.

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Toreador. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangement in place for the Fund. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than Toreador. Following further discussion of the Fund’s asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Fund investors.

Possible conflicts of interest and benefits derived by Toreador.

In considering Toreador’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund;

TOREADOR CORE FUND – continued SUPPLEMENTAL INFORMATION (unaudited)

the fact that Toreador does not utilize soft dollars; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Toreador’s code of ethics. Based on the foregoing, the Board determined that the Toreador’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Toreador noted no benefits, other than receipt of management fee, or detriments to managing the Fund.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an initial two-year term.

TOREADOR CORE FUND FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Retail Class and Institutional Class shares and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2015 and held for the six months ended October 31, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TOREADOR CORE FUND – continued FUND EXPENSES (unaudited)

Institutional Class	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period* May 1, 2015 through October 31, 2015
Actual	$1,000.00	$ 978.20	$4.72
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.82

Retail Class	Beginning Account Value May 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period* May 1, 2015 through October 31, 2015
Actual	$1,000.00	$ 977.49	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.09

* Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Institutional Class and 1.20% for Retail Class and multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 366 days in the current year.

Investment Advisor:

Toreador Research & Trading, LLC
422 Fleming Street, Suite 7
Key West, Florida 33040

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
MD 1090CC
Cincinnati, Ohio 45263

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

Semi-Annual Report to Shareholders

TOREADOR EXPLORER FUND

For the Period
June 12, 2015*
to
October 31, 2015
(unaudited)

*Commencement of operations

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of October 31, 2015 and are subject to change at any time.

1

2

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS
October 31, 2015
(unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 87.91%

CONSUMER DISCRETIONARY – 12.02%
AMC Entertainment Holdings Inc. - Class A	2,871	$78,579
American Axle & Manufacturing Holdings, Inc.*	4,381	97,083
Asbury Automotive Group Inc.*	1,012	80,150
Barnes & Noble, Inc.	4,893	63,560
Big Lots, Inc.	2,088	96,257
Diamond Resorts International Inc.*	3,065	87,167
DSW Inc Class A	2,805	69,957
Isle of Capri Casinos, Inc.*	4,792	91,671
Meritage Homes Corp.*	1,952	68,828
Rent-A-Center, Inc.	3,219	59,197
Taylor Morrison Home Corp. “A”*	4,550	83,857

		876,306

CONSUMER STAPLES – 3.86%
Cal-Maine Foods, Inc.	1,675	89,546
Fresh Del Monte Produce Inc.	2,314	105,588
USANA Health Sciences, Inc.*	674	86,676

		281,810

ENERGY – 1.03%
Scorpio Tankers Inc.	8,208	74,857

FINANCIALS – 22.08%
American Equity Investment Life Holding Co.	3,338	85,720
Cash America International, Inc.	3,354	115,814
Cowen Group Inc - Class A*	15,564	65,524
Encore Capital Group, Inc.*	2,116	86,121
First NBC Bank Holding Co.*	2,347	87,285
Flagstar Bancorp, Inc.*	4,646	103,327
Heritage Insurance Holdings, Inc.*	3,865	85,494
HFF Inc. - Class A	2,112	72,906
Homestreet Inc.*	3,870	80,999
Marcus & Millichap, Inc.*	1,829	79,690
MGIC Investment Corp.*	8,196	77,042
National General Holdings Corp.	4,094	80,693

3

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015
(unaudited)

		Fair
	Shares	Value

FINANCIALS - 22.08% – continued
NorthStar Asset Management Group Inc.	4,952	$72,448
PRA Group Inc.*	1,469	80,501
Radian Group Inc.	4,864	70,382
Universal Insurance Holdings, Inc.	3,282	103,547
Virtu Financial, Inc.	3,629	87,822
Walker & Dunlop Inc.*	3,463	100,462
WisdomTree Investments, Inc.	3,878	74,574

		1,610,351

HEALTH CARE – 13.69%
Air Methods Corp.*	2,264	92,666
Cambrex Corp.*	1,862	85,596
Catalent, Inc.*	2,852	75,806
Chemed Corp.	636	100,036
Emergent BioSolutions, Inc.*	2,641	84,908
The Ensign Group, Inc.	1,758	74,117
INC Research Holdings Inc.*	2,073	86,465
LifePoint Health, Inc.*	1,070	73,702
PRA Health Sciences, Inc.*	2,201	77,123
Surgical Care Affiliates Inc.*	2,356	69,761
U.S. Physical Therapy, Inc.	1,715	84,138
VWR Corp.*	3,408	93,754

		998,072

INDUSTRIAL – 11.49%
American Railcar Industries, Inc.	2,089	120,577
CEB Inc.	1,053	78,722
Deluxe Corp.	1,441	85,812
Hawaiian Holdings, Inc.*	3,820	132,554
Hyster-Yale Materials Handling, Inc.	1,374	80,406
TriNet Group, Inc.*	3,823	72,561
UniFirst Corp.	792	83,215
Virginia America Inc.*	2,611	92,978
Wabash National Corp.*	7,603	91,008

		837,833

4

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015
(unaudited)

		Fair
	Shares	Value

INFORMATION TECHNOLOGY – 16.09%
CACI International Inc.*	1,094	$106,162
Ciena Corp.*	2,862	93,229
Cirrus Logic, Inc.*	2,779	85,677
CSG Systems International, Inc.	2,877	96,437
Endurance International Group Holdings, Inc.*	4,542	60,545
Harmonic Inc.*	14,378	82,817
Microsemi Corp.*	2,736	98,523
NeuStar, Inc. Class A*	3,134	85,213
ScanSource, Inc.*	2,416	83,376
Take-Two Interactive Software, Inc.*	2,863	95,052
Tech Data Corp.*	1,578	114,863
Verifone Systems, Inc.*	2,732	82,342
Web.com Group Inc.*	3,792	88,998

		1,173,234

MATERIALS – 3.91%
Commercial Metals Co.	5,735	82,412
Schweitzer-Mauduit International, Inc.	2,349	91,188
Trinseo S.A.*	3,448	111,888

		285,488

TELECOMMUNICATION SERVICES – 1.18%
Inteliquent, Inc.	4,166	86,320

UTILITIES – 2.56%
Ormat Technologies Inc.	2,314	87,284
Vectren Corp.	2,188	99,488

		186,772

TOTAL COMMON STOCKS
(Cost: $6,637,960)		6,411,043

EXCHANGE TRADED FUNDS – 7.44%
iShares Russell 2000	3,500	403,690
Vanguard Russell 2000	1,500	138,705

TOTAL EXCHANGE TRADED FUNDS		542,395

(Cost: $536,026)

5

TOREADOR EXPLORER FUND
SCHEDULE OF INVESTMENTS – continued
October 31, 2015
(unaudited)

		Fair
	Shares	Value

MONEY MARKET FUND – 3.53%
Federated Treasury Obligations Fund 0.01%**
(Cost: $257,449)	257,449	$257,449

TOTAL INVESTMENTS – 98.88%
(Cost: $7,431,435)		7,210,887
Other assets, net of liabilities – 1.12%		81,915

NET ASSETS –100%		$7,292,802

* Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related statement of assets and liabilities).
** Effective 7 day yield as of October 31, 2015.

See Notes to Financial Statements

6

TOREADOR EXPLORER FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2015 (unaudited)

ASSETS
Investments at fair value (identified cost of $7,431,435)	$7,210,887
Receivable for capital stock sold	88,122
Dividends receivable	1,648
Due from the Advisor	4,648
Prepaid expenses	19,138

7,324,443

LIABILITIES
Payable for capital stock redeemed	31,000
Accrued administration fees	74
Other accrued expenses	567

31,641

NET ASSETS	$7,292,802

Net Assets Consist of:
Paid-in-capital applicable to 766,956 no par value shares of beneficial interest outstanding, unlimited shares authorized	$7,576,507
Accumulated net investment income (loss)	(5,280)
Accumulated net realized gain (loss) on investments	(57,877)
Net unrealized appreciation (depreciation) of investments	(220,548)

Net Assets	$7,292,802

NET ASSET VALUE PER SHARE
Institutional Class
($5,762,239 / 605,992 shares outstanding)	$9.51

Investor Class
($1,530,563 / 160,964 shares outstanding)	$9.51

See Notes to Financial Statements

7

TOREADOR EXPLORER FUND
STATEMENT OF OPERATIONS

For the period
June 12, 2015* to
October 31, 2015
(unaudited)

INVESTMENT INCOME
Dividend	$16,800
Interest	12

Total investment income	16,812

EXPENSES
Investment management fees (Note 2)	21,236
Rule 12b-1 and servicing fees Investor Class (Note 2)	856
Recordkeeping and administrative services (Note 2)	950
Accounting fees	634
Custody fees	1,687
Transfer agent fees (Note 2)	1,847
Professional fees	7,178
Filing and registration fees	3,504
Directors fees	1,746
Compliance fees	2,716
Shareholder services and reports	2,440
Other	3,182

Total expenses	47,976
Management fees waivers (Note 2)	(25,884)

Net Expenses	22,092

Net investment income (loss)	(5,280)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(57,877)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(220,548)

Net realized and unrealized gain (loss) on investments	(278,425)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(283,705)

* Commencement of operations.

See Notes to Financial Statements

8

TOREADOR EXPLORER FUND
STATEMENTS OF CHANGES IN NET ASSETS

For the period
June 12, 2015* to
October 31, 2015
(unaudited)

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$(5,280)
Net realized gain (loss) on investments	(57,877)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(220,548)

Increase (decrease) in net assets from operations	(283,705)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	6,083,850
Investor Class	1,646,651
Shares redeemed
Institutional Class	(88,711)
Investor Class	(65,283)

Increase (decrease) in net assets from capital stock transactions	7,576,507

NET ASSETS
Increase (decrease) during period	7,292,802
Beginning of period	–

End of period (including undistributed net investment income (loss) of $(5,280)	$7,292,802

* Commencement of operations.

See Notes to Financial Statements

9

TOREADOR EXPLORER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares
	Period
	June 12, 2015* to
	October 31, 2015
	(unaudited)

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.48)

Total from investment activities	(0.49)

Net asset value, end of period	$9.51

Total Return	(4.90%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.53%	**
Expenses, net of management fee waivers and reimbursements	1.14%	**
Net investment income (loss)	(0.24%	)**
Portfolio turnover rate	118.82%	***
Net assets, end of period (000’s)	$5,762

* Commencement of operations.
** Annualized
*** Not annualized
(1)Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

10

TOREADOR EXPLORER FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares
	Period
	July 1, 2015* to
	October 31, 2015
	(unaudited)

Net asset value, beginning of period	$9.90

Investment activities
Net investment income (loss)(1)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.37)

Total from investment activities	(0.39)

Net asset value, end of period	$9.51

Total Return	(3.94%	)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.78%	**
Expenses, net of management fee waivers and reimbursements	1.39%	**
Net investment income (loss)	(0.49%	)**
Portfolio turnover rate	118.82%	***
Net assets, end of period (000’s)	$1,531

* Commencement of operations.
** Annualized
*** Not annualized
(1)Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

11

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS
October 31, 2015 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Toreador Explorer Fund (the “Fund”) is a series of the World Funds Trust (“WFT”) which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007. The Fund commenced operations for Institutional shares on June 12, 2015 and on July 1, 2015 for Investor shares.

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The investment objective of the Fund is long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to

12

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2015:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stock	$6,411,043	$–	$–	$6,411,043
Exchange Traded Funds	542,395	–	–	542,395
Money Market Fund	257,449	–	–	257,449

	$7,210,887	$–	$–	$7,210,887

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period.

There were no transfers into or out of any levels during the period June 12, 2015* to October 31, 2015. The Fund recognizes transfers between fair value hierarchy levels at the end of the reporting period. The Fund held no Level 3 securities at any time during the period June 12, 2015* to October 31, 2015.

13

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Fund’s tax positions since inception and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period June 12, 2015* to October 31, 2015, there were no such reclassifications.

14

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement, the Fund’s investment advisor, Toreador Research & Trading, (“TRT”) provides investment services for an annual fee of 1.14% of average daily net assets of the Fund. For the period June 12, 2015* to October 31, 2015, TRT earned $21,236 and waived $21,236 in investment management fees and reimbursed the Fund $4,648.

TRT has contractually agreed to reduce fees and/or reimburse expenses until August 31, 2016 in order to keep Net Total Annual Fund Operating Expenses (excluding interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, dividend expense on short sales, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.14% of the Fund’s average daily net assets. Each waiver and/or reimbursement of an expense by TRT is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement. This expense limitation agreement may be terminated by TRT or the Board of Trustees of the Trust at any time after August 31, 2016. The total amount of recoverable reimbursements as of October 31, 2015 was $25,884 and expires in 2018.

The Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees to the distributors of the Fund. The Plan provides that the Fund will pay a fee to the Distributor at an annual rate of up to 0.25% of average daily net assets attributable to its Investor Class shares in consideration for distribution services and the assumption of related expenses, including the payment of commissions and transaction fees, in conjunction with the offering and sale of Investor Class shares. For the period July 1, 2015* to October 31, 2015, there were $856 in Investor Class 12b-1 expenses incurred.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period June 12, 2015* to October 31, 2015, FDCC received no underwriting fees. Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder services, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee based on the Fund’s average daily net assets. CSS earned $950 in administrative fees for the period June 12, 2015* to

15

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

October 31, 2015. Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned for its services, $1,847 for the period June 12, 2015* to October 31, 2015. Commonwealth Fund Accounting (“CFA”) is the Fund’s Accounting agent. For its services, CFA earned $634 for the period June 12, 2015* to October 31, 2015. See Note 6.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI. The Law Offices of John H. Lively and Associates, Inc., a member of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively and Associates, Inc., and Cynthia D. Baughman, Assistant Secretary of the Trust, is counsel with The Law Offices of John H. Lively and Associates, Inc. Mr. Lively and Ms. Baughman receive no special compensation from the Trust or the Fund for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the period June 12, 2015* to October 31, 2015, aggregated $13,412,157 and $6,180,294, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

For the period June 12, 2015* to October 31, 2015 there were no distributions paid.

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Accumulated net investment income (loss)	$(5,280)
Accumulated net realized gain (loss) of investments	(57,877)
Net unrealized appreciation (depreciation) of investments	(220,548)

$(283,705)

16

TOREADOR EXPLORER FUND
NOTES TO THE FINANCIAL STATEMENTS – continued
October 31, 2015 (unaudited)

As of October 31, 2015, the cost for Federal income tax purpose was $7,431,435.

Net unrealized depreciation consists of:

Gross unrealized appreciation	$307,169
Gross unrealized depreciation	(527,717)

Net unrealized depreciation	$(220,548)

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions for each class of shares were:

	Institutional Class
	Period June 12, 2015* to		Investor Class
	October 31, 2015		Period July 1, 2015* to
	(unaudited)		October 31, 2015

	Shares	Value	Shares	Value

Shares sold	615,455	$6,083,850	167,861	$1,646,651
Shares reinvested
Shares redeemed	(9,463)	(88,711)	(6,897)	(65,283)

Net increase (decrease)	605,992	$5,995,139	160,964	$1,581,368

NOTE 6 – SUBSEQUENT EVENTS

Effective December 1, 2015, the services provided by certain service providers for the Fund were transferred to an affiliated service provider such that the primary operational services are provided by one entity. Prior to December 1, 2015, a group of affiliated companies, Commonwealth Fund Services, Inc., Commonwealth Shareholder Services, Inc. and Commonwealth Fund Accounting, Inc. provided transfer agency services, administrative services and fund accounting services, respectively. Due to an internal restructuring within the overall organization, all services are now consolidated and provided by a single company – Commonwealth Fund Services, Inc.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

* Commencement of operations

17

TOREADOR EXPLORER FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on January 26–27, 2015, the Board of Trustees (the “Board”) considered the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Trust and Toreador Research & Trading, LLC (“Toreador” or “Advisor”) in regard to the Toreador Explorer Fund (previously the Toreador SMID Cap Fund) (the “Fund”).

The Board then reviewed and discussed the approval of the Agreement between the Trust and Toreador as well as the amendments to the various proposed service agreements between the Trust and the service providers. Counsel noted that the 1940 Act requires the approval of the investment advisory and distribution agreements between the Trust and its service providers by a majority of the Independent Trustees.

The Board discussed the arrangements between Toreador and the Trust with respect to the Fund. The Board reflected on its discussions with the Advisor earlier in the Meeting and the proposed Agreement, the expense limitation agreement and the manner in which the Fund was to be managed. The Board noted that Toreador currently provides investment advisory services to another series portfolio in the Trust and another series portfolio which may transfer into the Trust from another series trust. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter from Counsel to Toreador and Toreador’s responses to that letter, a copy of Toreador’s financial information, a fee comparison analysis for the Fund and comparable mutual funds, and the Agreement and Expense Limitation Agreement. Counsel reviewed with the Board the memorandum from Counsel and the proposed Agreement and Expense Limitation Agreement. Counsel outlined the various factors the Board should consider in deciding whether to approve the Agreement.

18

TOREADOR EXPLORER FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

In deciding whether to approve the agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Toreador.

In this regard, the Board considered the responsibilities Toreador would have under the Agreement. The Board reviewed the services to be provided by Toreador to the Fund including, without limitation: Toreador’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers, and the anticipated efforts to promote the Fund, grow its assets, and assist in the distribution of Fund shares. The Board considered: Toreador’s staffing, personnel, and methods of operating; the education and experience of Toreador’s personnel; and Toreador’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Toreador, the Board concluded that the quality, extent, and nature of the services to be provided by Toreador was satisfactory and adequate for the Fund.

Investment Performance of the Fund and Toreador.

The Board noted that the Fund had not yet commenced operations in the Trust and Toreador does not advise other accounts with similar investment objectives as the Fund. As such, there was no investment performance to review at this time.

The costs of the services to be provided and profits to be realized by Toreador from the relationship with the Fund.

In considering the costs of the services to be provided and profits to be realized by Toreador and its affiliates from the relationship with the Fund, the Trustees considered Toreador’s staffing, personnel, and methods of operating; the financial condition of Toreador and the level of commitment to the Fund by Toreador and its principals; the expected asset levels of the Fund; and the projected overall expenses of the Fund. The Trustees considered financial statements of Toreador and discussed the financial stability and productivity of the firm. It was noted also that Toreador receives operational support from its affiliate – The Applied Finance Group. The Trustees considered the proposed fees and expenses of the Fund (including the management fee) relative to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its expected size, among other factors. The Trustees noted that the proposed management fee and expected expense ratio for the Fund, after taking into consideration the proposed expense cap, were well within the range for the Morningstar category average for Mid Cap Allocation Funds. It was noted that Morningstar does not have a Small-Mid or “SMID” Cap category. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to Toreador by the Fund were fair and reasonable.

19

TOREADOR EXPLORER FUND – continued
SUPPLEMENTAL INFORMATION (unaudited)

The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

In this regard, the Board considered the Fund’s fee arrangements with Toreador. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Fund would benefit from the proposed expense limitation arrangement for the Fund. The Trustees also noted that the Fund would benefit from economies of scale under its agreements with some of its service providers other than Toreador. It was noted that Toreador does not provide the small-mid cap strategy of the Fund to any other separately managed accounts. Following further discussion of the Fund’s expected asset levels, expectations for growth, and levels of fees, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the proposed expense limitation arrangement provided potential savings or protection for the benefit of the Fund investors.

Possible conflicts of interest and benefits derived by Toreador.

In considering Toreador’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Fund; the fact that Toreador does not utilize soft dollars; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of Toreador’s code of ethics. Based on the foregoing, the Board determined that the Toreador’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. It was noted that Toreador noted no expected benefits, other than receipt of advisory fees, or detriments to managing the Fund.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Agreement for an initial two-year term.

20

TOREADOR EXPLORER FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class and Investor Class shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, June 12, 2015 for Institutional Class and July 1, 2015 for the Investor Class and held for the period ended October 31, 2015.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

21

TOREADOR EXPLORER FUND – continued
FUND EXPENSES (unaudited)

Institutional Class	Beginning Account Value June 12, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period* June 12, 2015** through October 31, 2015
Actual	$1,000.00	$ 951.00	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$4.47

Investor Class	Beginning Account Value July 1, 2015	Ending Account Value October 31, 2015	Expenses Paid During Period* July 1, 2015** through October 31, 2015
Actual	$1,000.00	$ 960.61	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$5.44

* Expenses are equal to the Fund’s annualized expense ratio of 1.14% for Institutional Class and 1.39% for Investor Class and multiplied by the average account value for the period, multiplied by 142 days and 123 days in the most recent fiscal half year for the Institutional Class and the Investor Class, respectively, divided by 366 days in the current year.

** Commencement of operations.

22

Investment Advisor:

Toreador Research & Trading, LLC
422 Fleming Street, Suite 7
Key West, Florida 33040

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent, Fund Administration and Fund Accounting:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Custodian:

Fifth Third Bank
38 Fountain Square Plaza
MD 1090CC
Cincinnati, Ohio 45263

More Information:

For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call Commonwealth Fund Services at (800) 673-0550 Toll Free.

ITEM 2.             CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.             AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.             PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.             AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.             SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.             DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.             PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.             PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.           CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.         EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: January 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: January 7, 2016

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: January 7, 2016

* Print the name and title of each signing officer under his or her signature.